BBH TRUST

BBH SELECT SERIES - LARGE CAP FUND

Class I Shares (BBLIX)

Retail Class Shares (BBLRX)

SUPPLEMENT DATED DECEMBER 30, 2022

TO THE PROSPECTUS

DATED MARCH 1, 2022

The following information supplements certain information in the Prospectus.

BBH Select Series – Large Cap Fund Portfolio Manager

Effective January 1, 2023, Michael Keller will no longer serve as a portfolio manager of the BBH Select Series – Large Cap Fund. As such, all references to Mr. Keller in the Prospectus are hereby deleted. As of January 1, 2023, Nicholas Haffenreffer will serve as the sole portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.